Related Parties Transactions (Details) - Schedule of Maturity Dates - Related Party [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Maturity Dates [Line Items]
First year (current maturities)	$ 50	$ 278
Second year		50
Closing balance	$ 50	$ 328